COLLABORATION INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
COLLABORATION INVENTORIES	COLLABORATION INVENTORIES

	December 31, 2023	December 31, 2022
	US$’000	US$’000

Raw materials	13,155	6,989
Work-in-process	2,990	690
Finished goods	3,288	2,675
Total collaboration inventories	19,433	10,354

The Company's reserve for inventory was $8.9 million as of December 31, 2023 and $5.3 million as of December 31, 2022. The Company’s reserve for inventory as of December 31, 2023 was primarily related to expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.